SCHEDULE II - Condensed Financial Information Of Registrant Condensed Statements Of Comprehensive Income (Parent Company) (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues
Total revenues		$ 49,610.7	$ 47,702.0	$ 42,658.1
Expenses
Interest expense		243.5	218.6	217.0
Total expenses		48,688.6	43,492.0	35,484.9
Income before income taxes		922.1	4,210.0	7,173.2
Benefit for income taxes		(200.6)	(859.1)	(1,468.6)
Net income		721.5	3,350.9	5,704.6
Other comprehensive income (loss)		(2,842.7)	(891.0)	587.3
Comprehensive income (loss)		(2,121.2)	2,459.9	6,291.9
Parent Company
Revenues
Dividends from subsidiaries		540.5	2,847.0	4,096.5
Undistributed income from subsidiaries		325.0	674.9	1,774.4
Equity in net income of subsidiaries		865.5	3,521.9	5,870.9
Intercompany investment income		92.7	4.5	16.5
Total revenues		958.2	3,526.4	5,887.4
Expenses
Interest expense		246.0	220.0	218.1
Deferred compensation	[1]	25.3	8.8	33.9
Other operating costs and expenses		6.8	6.8	7.2
Total expenses		278.1	235.6	259.2
Income before income taxes		680.1	3,290.8	5,628.2
Benefit for income taxes		41.4	60.1	76.4
Net income		721.5	3,350.9	5,704.6
Other comprehensive income (loss)		(2,842.7)	(891.0)	587.3
Comprehensive income (loss)		$ (2,121.2)	$ 2,459.9	$ 6,291.9

[1]	See Note 4 – Employee Benefit Plans in these condensed financial statements.